Share capital, share premium and other capital reserves - Common shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Proceeds from issue of ordinary shares			$ 94,189
Issuance of VUmc common stock (in shares)		491,352	235,664
Shares issued upon exercise of options	0	22,197
Amount of increase (decrease) in lieu of equity license liability			$ 3,700
Percentage payable in lieu of equity license liability		50.00%
Common share
Disclosure of classes of share capital [line items]
Par value per share	$ 0.14	$ 0.14	$ 0.14
IPO
Disclosure of classes of share capital [line items]
Share issue related cost			$ 11,500
IPO | Common share
Disclosure of classes of share capital [line items]
Number of shares issued and sold			6,700,000
Par value per share			$ 0.14
Issue price			$ 15.00
Proceeds from issue of ordinary shares			$ 89,000
Underwriters discount and commission			7,000
Share issue related cost			$ 4,500
Over-Allotment Option | Common share
Disclosure of classes of share capital [line items]
Number of shares issued and sold			425,712
Issue price			$ 15.00
Proceeds from issue of ordinary shares			$ 5,900
Underwriters discount and commission			$ 400